Accounting policies - Valuation adjustment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) item	Dec. 31, 2017 MXN ($)
Accounting policies
Option market volatility term used for valuation	1 year
Option market volatility term for benchmark stock index used for valuation	3 years
Interbank equilibrium interest rate (TIIE) term	91 days
Payment term	91 days
Interest rate swap curve term used for valuation	28 days
Number of independent areas implementing process for valuation and management of financial instruments | item	2
Amount of CVA	$ 369	$ 370
Amount of DVA	$ 2,026	$ 2,397